Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Product	$ 30,207	$ 25,407	$ 19,905
Service	32,575	24,098	18,879
Total revenue	62,782	49,505	38,784
Cost of revenue
Product	13,297	11,225	8,475
Service	16,247	12,784	10,125
Total cost of revenue	29,544	24,009	18,600
Gross profit	33,238	25,496	20,184
Operating expenses:
Research and development	11,002	7,033	2,146
Sales and marketing	30,402	25,487	13,270
General and administrative	16,010	14,837	12,119
Total operating expenses	57,414	47,357	27,535
Loss from operations	(24,176)	(21,861)	(7,351)
Other income (expense):
Interest expense, net	(67)	(52)	(328)
Foreign exchange losses	(143)	(352)	(423)
Other income (expense)	54	245	(470)
Loss before income taxes	(24,332)	(22,020)	(8,572)
Income tax expense	146	154	92
Net loss	$ (24,478)	$ (22,174)	$ (8,664)
Net loss per share attributable to ordinary shareholders—basic and diluted (in dollars per share)	$ (1.12)	$ (1.28)	$ (2.26)
Weighted-average shares used to compute net loss attributable to ordinary shareholders—basic and diluted (in shares)	21,781,933	17,310,148	3,830,837